Earnings (Loss) per Share (Details) - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (30,965)	$ (22,799)	$ (113,946)	$ (136,065)
Basic weighted average common stock outstanding	96,675,724	92,308,288	92,685	27,222
Diluted weighted average common stock outstanding	96,675,724	92,308,288	92,685	27,222
Basic net loss per share	$ (0.32)	$ (0.25)	$ (1.23)	$ (5)
Diluted net loss per share	$ (0.32)	$ (0.25)	$ (1.23)	$ (5)